Statements of Net Earnings (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [Line Items]
Revenue	$ 1,937,854	$ 1,617,194
Expenses	1,204,548	1,124,601
Net earnings (loss)	289,244	(34,293)
Parent And Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	1,784,797	1,474,824
Expenses	1,206,180	1,196,168
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	578,617	278,656
Net earnings (loss)	$ 276,931	$ (25,780)